Inventories, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Market adjustment in cost of revenue	$ 3,644,243	$ 6,341,957	$ 61,771,039